INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
Intangible assets at December 31, 2018 and 2017 consisted of the following:

	December 31, 2018	December 31, 2017
	USD	USD
Permits and license	4,579,081	4,809,764
Customer relationship	52,320,870	-
Technical know-how	7,153,870	-
In-process research and development assets	1,194,740	-
Others	1,041,652	542,997
Total intangible assets	66,290,213	5,352,761
Accumulated amortization	(13,031,342)	(4,816,423)
Total intangible assets, net	53,258,871	536,338

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated annual amortization expense for intangible assets in each of the next five years is as follows:

For the Years Ended December 31,	Amount
USD
2019	8,115,855
2020	8,108,251
2021	8,107,674
2022	8,103,936
2023	8,040,120
Total	40,475,836